Share Repurchase Program (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Nov. 30, 2023
Equity, Class of Treasury Stock [Line Items]
Repurchase common shares	989,419	0
Repurchase common share value	$ 14,000	$ 0
Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchase common shares authorized value			$ 50,000
Repurchase common shares	989,419
Repurchase common share value	$ 14,000
Average price per shares	$ 14.15
Accounts payable and other liabilities	$ 2,000
Available for future repurchases value	$ 36,000